Transaction Details (The Mint Leasing, Inc) (Details) (USD $)	3 Months Ended		9 Months Ended		0 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Sep. 23, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2014
Transaction Details [Line Items]
Common stock, shares issued	85,654,416		85,654,416		148,333,288	80,414,980	82,414,980
Common stock, shares outstanding	85,654,416		85,654,416		148,333,288	80,414,980	82,414,980
Asset impairment charge	$ 10,028,620		$ 10,028,620
Investment Capital Fund Group LLC [Member]
Transaction Details [Line Items]
Asset impairment charge			10,028,620
Book value of acquired asset					0
Share Exchange Agreement [Member] | Common Stock [Member]
Transaction Details [Line Items]
Percentage of shares issued and outstanding					42.30%
Common stock, shares issued					148,333,288			85,654,416
Common stock, shares outstanding					148,333,288			85,654,416
Share Exchange Agreement [Member] | Investment Capital Fund Group LLC [Member]
Transaction Details [Line Items]
Percentage of voting shares acquired					100.00%
Percentage of non-voting shares acquired					99.00%
Number of gem assets owned					52
Weight of gem assets					3,925.17
Retail replacement value					108,593,753
Asset impairment charge					10,028,620
Book value of acquired asset					0
Share Exchange Agreement [Member] | Investment Capital Fund Group LLC [Member] | Common Stock [Member]
Transaction Details [Line Items]
Shares issued					62,678,872